Permanent Portfolio
PERMANENT PORTFOLIO
Investment Objective
The Permanent Portfolio seeks to preserve and increase the purchasing power value of its shares over the long term.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Permanent Portfolio
Maximum account start-up fee (one-time)	35

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Permanent Portfolio
Management fees		0.76%
Other operating expenses		0.02%
Total annual operating expenses		0.78%
Fee waiver	[1]	0.01%
Total annual operating expenses after fee waiver		0.77%
[1]	Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement, effective December 10, 2010 through June 1, 2012, the Portfolio's investment adviser has contractually agreed to waive a portion of its Management fee payable by the Portfolio so that the Management fee paid by the Portfolio does not exceed an annual rate of .6875% of the Portfolio's average daily net assets in excess of $6 billion up to $8 billion, .6600% of the Portfolio's average daily net assets in excess of $8 billion up to $10 billion, .6400% of the Portfolio's average daily net assets in excess of $10 billion up to $15 billion and .6200% of the Portfolio's average daily net assets in excess of $15 billion. The Agreement may be terminated or amended only with the approval of the Fund's Board of Directors.

Example:
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Permanent Portfolio	114	284	468	1,000

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 9.11% of the average value of its portfolio.
Principal Investment Strategies

In pursuit of its investment objective, the Portfolio invests a fixed “Target Percentage” of its net assets in each of the following investment categories:

Investment Category	Target Percentage

Gold	20%
Silver	5%
Swiss franc assets	10%
Stocks of U.S. and foreign real estate
and natural resource companies	15%
Aggressive growth stocks	15%
Dollar assets	35%
Total	100%

Investments may include gold and silver bullion and bullion-type coins; Swiss franc denominated deposits and bonds and other securities of the federal government of Switzerland of any maturity; stocks of U.S. and foreign companies whose assets consist primarily of real estate and natural resources such as oil and minerals; stock warrants and stocks of U.S. companies that are expected to have a higher price volatility than the stock market as a whole; U.S. Treasury securities; and short-term corporate bonds rated “A” or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), and having a remaining maturity of twenty-four months or less.

The Portfolio may invest in shares of companies of any market capitalization, including small- or mid-capitalization companies; however, at least 60% of its investment in aggressive growth stocks will ordinarily be in securities listed on the New York Stock Exchange. The Portfolio may own investments issued by foreign banks and governments and may own stock in foreign companies or investments held outside the United States, including emerging markets.

Principal Investment Risks

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. Even if the Portfolio does achieve its investment objective over the long term, it is subject to the risk of suffering substantial short-term losses from time to time, because investment prices generally respond to changes in the pattern of inflation with lags and delays that are impossible to foresee. The principal risks of investing in the Portfolio are:

  Risks of investments in gold and silver — gold and silver generate no interest or dividends, and the return from investments in gold and silver will be derived solely from the gains and losses realized by the Portfolio upon sale. Gold and silver may also be significantly affected by developments in the gold and silver mining industries and prices of gold and silver may fluctuate sharply over short periods of time. In addition, because the majority of the world’s supply of gold and silver is concentrated in a few countries, the Portfolio’s investments may be particularly susceptible to political, economic and environmental conditions and events in those countries. When holding bullion or bullion-type coins, the Portfolio may incur higher custody and other costs (including shipping and insurance) than those normally associated with ownership of securities. The responsibility of the Portfolio’s custodian or subcustodian for loss or damage to the Portfolio’s gold and silver holdings is not unlimited, and the value of the Portfolio’s shares will be adversely affected by loss or damage to the bullion for which the Portfolio cannot recover.
  Risks of investments in Swiss franc assets — the Swiss franc is subject to the risk that inflation will decrease in the United States, or rise in Switzerland. Swiss government bonds are subject to some risk of default, and their credit quality is not rated by some U.S. rating agencies. The Portfolio may also be significantly affected by other economic, monetary or political developments in Switzerland.
  Risks of investments in real estate and natural resource companies — any decline in the general level of prices of oil, minerals or real estate would be expected to have an adverse impact on these stocks. The prices of these stocks are particularly vulnerable to decline in the event of deflationary economic conditions. Investments in real estate and natural resource companies are also subject to both market risk and capitalization risk.
  Risks of investments in aggressive growth stocks — investments in aggressive growth stocks are subject to both market risk and capitalization risk. Market risk is the risk that prices of the securities held by the Portfolio will fluctuate sometimes rapidly and unexpectedly. These fluctuations may cause the price of a security to decline for short- or long-term periods and cause the security to be worth less than it was worth when purchased by the Portfolio. Aggressive growth stock investments are subject to greater market risk of price declines, especially during periods when the prices of U.S. stock market investments in general are declining, and certain unanticipated events, such as natural disasters, terrorism, war and other geopolitical events, can have a dramatic adverse effect on the securities held by the Portfolio. Capitalization risk is the risk that investments in the stocks of small- and mid-capitalization companies may be more volatile and less liquid than the stocks of larger companies. Small- and mid-capitalization stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-or mid-capitalization stocks are out of favor.
  Risks of investments in dollar assets — investments in debt securities are generally affected by changes in prevailing interest rates and the creditworthiness of the issuer. Prices of U.S. Treasury securities and short-term corporate bonds fall when prevailing interest rates rise and such declines tend to be greater among securities with longer maturities. If interest rates fall, it is possible that issuers of callable debt securities held by the Portfolio will call or prepay their securities before their maturity dates. In this event, the proceeds of the called securities would most likely be reinvested in securities bearing the new, lower interest rates, resulting in a possible decline in the Portfolio’s income and distributions to shareholders. Investments in short-term corporate bonds are also subject to credit risk. Credit risk is the risk that an issuer of debt securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments.
  Risks of investing in foreign and emerging markets — investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. The risks of investing in securities of foreign issuers can include differences in liquidity, trading and regulation, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, political and economic instability, foreign currency exchange controls and foreign taxation issues, the risk of expropriation of assets or nationalization of a company or industry by foreign governments, and currency risk (i.e., the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment). Investing in emerging (less developed) markets may involve higher levels of each of these risks.
  Security selection risk — securities selected for the Portfolio may perform differently than expected.
  Risks of in-kind redemptions — to avoid liability for corporate federal income tax, the Portfolio may require redeeming shareholders to accept readily tradable gold or silver bullion or coins from the Portfolio’s holdings in complete or partial payment of redemptions, if it can satisfy a federal tax law provision that permits it to do so without recognizing gain.

Performance

The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes. The indexes have characteristics relevant to the Portfolio’s investment strategies. The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the  $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.

Permanent Portfolio Annual Total Returns Years Ended December 31

The year-to-date return through the calendar quarter ended March 31, 2011 was 3.80%.

Highest/lowest quarterly return during the period shown:

Highest 11.48% (calendar quarter ended September 30, 2009).

Lowest -6.86% (calendar quarter ended December 31, 2008).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Permanent Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	Permanent Portfolio	Return Before Taxes		19.31%	10.75%	11.12%
Return After Taxes on Distributions	Permanent Portfolio	Return After Taxes on Distributions		19.13%	10.53%	10.74%
Return After Taxes on Distributions and Sale of Portfolio Shares	Permanent Portfolio	Return After Taxes on Distributions and Sale of Portfolio Shares		12.67%	9.28%	9.73%
Citigroup 3-Month U.S. Treasury Bill Index	Permanent Portfolio	Citigroup 3-Month U.S. Treasury Bill Index	(Indexes reflect no deductions for fees, expenses or taxes)	0.13%	2.30%	2.26%
Standard & Poor's 500 Composite Stock Index	Permanent Portfolio	Standard & Poor’s 500 Composite Stock Index	(Indexes reflect no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Short-Term Treasury Portfolio
SHORT-TERM TREASURY PORTFOLIO
Investment Objective
The Short-Term Treasury Portfolio seeks to earn high current income, consistent with safety and liquidity of principal.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Short-Term Treasury Portfolio
Maximum account start-up fee (one-time)	35

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Short-Term Treasury Portfolio
Management fees		1.19%
Other operating expenses		0.04%
Total annual operating expenses		1.23%
Fee waiver	[1]	0.50%
Total annual operating expenses after fee waiver		0.73%
[1]	Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement, effective December 10, 2010 through June 1, 2012, the Portfolio's investment adviser has contractually agreed to waive a portion of its Management fee payable by the Portfolio so that the Management fee paid by the Portfolio does not exceed an annual rate of .6875% of the Portfolio's average daily net assets. The Agreement may be terminated or amended only with the approval of the Fund's Board of Directors.

Example:
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Short-Term Treasury Portfolio	110	377	664	1,481

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio only invested in securities with maturities of one year or less, so portfolio turnover is not applicable.
Principal Investment Strategies

In pursuit of its investment objective, the Portfolio invests in debt obligations of the United States Treasury. At least 80% of its assets are invested in short-term U.S. Treasury bills and notes with maturities of less than thirteen months. The remainder may be invested in U.S. Treasury bonds having a remaining maturity of thirteen months or less. The Portfolio is not a money market fund and does not seek to maintain a stable price per share.

The Portfolio follows a dividend policy that permits (but does not assure that) its net asset value per share to rise by distributing its net investment income and net capital gains, if any, only once a year, thus enabling the Portfolio to retain a greater portion of its assets on which interest may continue to be earned.

Principal Investment Risks

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. The principal risks of investing in the Portfolio are:

• Interest rate and related risks — changes in interest rates will affect the value of the Portfolio’s investments. Generally, prices of short-term U.S. Treasury securities fall when prevailing interest rates rise and rise when prevailing interest rates fall. The Portfolio’s yield will fluctuate as the short-term U.S. Treasury securities in the Portfolio’s portfolio mature and the proceeds are reinvested in securities with different interest rates. Due to a number of market influences, yields on short-term U.S. Treasury securities, as of the date of this Prospectus, are currently near historical lows.

Performance

The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with a broad-based market index. The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the  $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.

Short-Term Treasury Portfolio Annual Total Returns Years Ended December 31

The year-to-date return through the calendar quarter ended March 31, 2011 was -.13%.

Highest/lowest quarterly return during the period shown:

Highest 1.39% (calendar quarter ended March 31, 2005).

Lowest -.16% (calendar quarter ended December 31, 2009).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Short-Term Treasury Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	Short-Term Treasury Portfolio	Return Before Taxes		(0.53%)	1.57%	1.46%
Return After Taxes on Distributions	Short-Term Treasury Portfolio	Return After Taxes on Distributions		(0.82%)	1.10%	0.89%
Return After Taxes on Distributions and Sale of Portfolio Shares	Short-Term Treasury Portfolio	Return After Taxes on Distributions and Sale of Portfolio Shares		(0.35%)	1.12%	0.93%
Citigroup 3-Month U.S. Treasury Bill Index		Citigroup 3-Month U.S. Treasury Bill Index	(Reflects no deductions for fees, expenses or taxes)	0.13%	2.30%	2.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Versatile Bond Portfolio
VERSATILE BOND PORTFOLIO
Investment Objective
The Versatile Bond Portfolio seeks to earn high current income, while limiting risk to principal.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Versatile Bond Portfolio
Maximum account start-up fee (one-time)	35

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Versatile Bond Portfolio
Management fees		1.19%
Other operating expenses		0.02%
Total annual operating expenses		1.21%
Fee waiver	[1]	0.38%
Total annual operating expenses after fee waiver		0.83%
[1]	Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement, effective December 10, 2010 through June 1, 2012, the Portfolio's investment adviser has contractually agreed to waive a portion of its Management fee payable by the Portfolio so that the Management fee paid by the Portfolio does not exceed an annual rate of .8125% of the Portfolio's average daily net assets. The Agreement may be terminated or amended only with the approval of the Fund's Board of Directors.

Example:
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Versatile Bond Portfolio	120	383	666	1,471

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 57.05% of the average value of its portfolio.
Principal Investment Strategies
In pursuit of its investment objective, the Portfolio invests at least 80% of its assets in a diversified portfolio of short-term corporate bonds rated “A” or higher by Standard & Poor’s with a remaining maturity of twenty-four months or less. Unlike most short-term bond funds that pay out dividends periodically, the Portfolio follows a dividend policy that permits (but does not assure that) its net asset value per share to rise by reducing the frequency and amount of current dividend distributions, thus enabling the Portfolio to retain a greater portion of its assets on which interest may continue to be earned.
Principal Investment Risks

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. The principal risks of investing in the Portfolio are:

• Interest rate and related risks — changes in interest rates will affect the value of the Portfolio’s investments. Generally, prices of short-term corporate bonds fall when prevailing interest rates rise and rise when prevailing interest rates fall. Prices of long-term debt securities generally fluctuate more than prices of short-term debt securities as interest rates change. If interest rates fall, it is possible that issuers of callable debt securities held by the Portfolio will call or prepay their securities before their maturity dates. In this event, the proceeds of the called securities would most likely be reinvested in securities bearing the new, lower interest rates, resulting in a possible decline in the Portfolio’s income and distributions to shareholders.

• Credit risk — the risk that an issuer of debt securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. This is broadly gauged by the credit ratings of the debt securities in which the Portfolio invests. However, credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value and are not absolute guarantees as to the payment of interest and repayment of principal.

• Security selection risk — securities selected for the Portfolio may perform differently than expected.

Performance

The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes. The indexes have characteristics relevant to the Portfolio’s investment strategies. The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the  $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.

Versatile Bond Portfolio Annual Total Returns Years Ended December 31

The year-to-date return through the calendar quarter ended March 31, 2011 was .15%.

Highest/lowest quarterly return during the period shown:

Highest 2.60% (calendar quarter ended September 30, 2001).

Lowest -1.07% (calendar quarter ended June 30, 2004).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Versatile Bond Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	Versatile Bond Portfolio	Return Before Taxes		0.50%	2.86%	2.67%
Return After Taxes on Distributions	Versatile Bond Portfolio	Return After Taxes on Distributions		(0.37%)	2.08%	1.74%
Return After Taxes on Distributions and Sale of Portfolio Shares	Versatile Bond Portfolio	Return After Taxes on Distributions and Sale of Portfolio Shares		0.32%	1.99%	1.74%
Citigroup AAA/AA 1-3 Years Corporate Bond Index	Versatile Bond Portfolio	Citigroup AAA/AA 1-3 Years Corporate Bond Index	(Indexes reflect no deductions for fees, expenses or taxes)	3.20%	4.58%	4.62%
Citigroup A 1-3 Years Corporate Bond Index	Versatile Bond Portfolio	Citigroup A 1-3 Years Corporate Bond Index	(Indexes reflect no deductions for fees, expenses or taxes)	4.10%	4.86%	4.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Aggressive Growth Portfolio
AGGRESSIVE GROWTH PORTFOLIO
Investment Objective
The Aggressive Growth Portfolio seeks to achieve high (greater than for the stock market as a whole), long-term appreciation in the value of its shares.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Aggressive Growth Portfolio
Maximum account start-up fee (one-time)	35

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Aggressive Growth Portfolio
Management fees	1.19%
Other operating expenses	0.03%
Total annual operating expenses	1.22%

Example:
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Aggressive Growth Portfolio	160	423	706	1,513

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 15.51% of the average value of its portfolio.
Principal Investment Strategies
In pursuit of its investment objective, the Portfolio invests in stocks and stock warrants of U.S. companies selected by the Portfolio’s investment adviser for high profit potential. The Portfolio’s investment adviser seeks to select stocks that are expected to have higher price volatility than the stock market as a whole, including stocks of companies in technology industries, companies developing or exploiting new products or services and companies whose shares are valued primarily for potential growth in earnings, dividends or asset values. The Portfolio may invest in shares of companies of any market capitalization, including small- or mid-capitalization companies; however, at least 60% of its assets will ordinarily be invested in securities listed on the New York Stock Exchange.
Principal Investment Risks

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. The principal risks of investing in the Portfolio are:

• Market risk — the risk that prices of the securities held by the Portfolio will fluctuate sometimes rapidly and unexpectedly. These fluctuations may cause the price of a security to decline for short- or long-term periods and cause the security to be worth less than it was worth when purchased by the Portfolio. Aggressive Growth stock investments are subject to greater market risk of price declines, especially during periods where the prices of U.S. stock market investments in general are declining, and certain unanticipated events, such as natural disasters, terrorism, war and other geopolitical events, can have a dramatic adverse effect on the securities held by the Portfolio.

• Capitalization risk — the risk that investments in the stocks of small- and mid-capitalization companies may be more volatile and less liquid than the stocks of larger companies. Small- and mid-capitalization stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small- or mid-capitalization stocks are out of favor.

• Investment style risk — growth stocks may not perform as well as value stocks or the stock market in general. The Portfolio’s focus on growth stocks increases the potential volatility of its share price.

• Security selection risk — securities selected for the Portfolio may perform differently than expected.

Performance

The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes. The indexes have characteristics relevant to the Portfolio’s investment strategies. The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the  $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.

Aggressive Growth Portfolio Annual Total Returns Years Ended December 31

The year-to-date return through the calendar quarter ended March 31, 2011 was 8.04%.

Highest/lowest quarterly return during the period shown:

Highest 19.69% (calendar quarter ended December 31, 2001).

Lowest -21.40% (calendar quarter ended September 30, 2002).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Aggressive Growth Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	Aggressive Growth Portfolio	Return Before Taxes		17.71%	1.35%	4.33%
Return After Taxes on Distributions	Aggressive Growth Portfolio	Return After Taxes on Distributions		17.26%	(0.69%)	3.10%
Return After Taxes on Distributions and Sale of Portfolio Shares	Aggressive Growth Portfolio	Return After Taxes on Distributions and Sale of Portfolio Shares		12.09%	0.94%	3.55%
Dow Jones Industrial Average	Aggressive Growth Portfolio	Dow Jones Industrial Average	(Indexes reflect no deductions for fees, expenses or taxes)	14.06%	4.31%	3.15%
Standard & Poor's 500 Composite Stock Index	Aggressive Growth Portfolio	Standard & Poor’s 500 Composite Stock Index	(Indexes reflect no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2011
Registrant Name	dei_EntityRegistrantName	PERMANENT PORTFOLIO FAMILY OF FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000357298
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2011
Prospectus Date	rr_ProspectusDate	May 31, 2011
Permanent Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PERMANENT PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Permanent Portfolio seeks to preserve and increase the purchasing power value of its shares over the long term.
Fees and Expenses of the Portfolio	ppfofi357298_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Maximum account start-up fee (one-time)	rr_MaximumAccountFee	35
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Management fees	rr_ManagementFeesOverAssets	0.76%
Other operating expenses	rr_OtherExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.78%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 1, 2012
Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	468
10 Years	rr_ExpenseExampleYear10	1,000
Portfolio Turnover	ppfofi357298_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 9.11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.11%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuit of its investment objective, the Portfolio invests a fixed “Target Percentage” of its net assets in each of the following investment categories:

Investment Category	Target Percentage

Gold	20%
Silver	5%
Swiss franc assets	10%
Stocks of U.S. and foreign real estate
and natural resource companies	15%
Aggressive growth stocks	15%
Dollar assets	35%
Total	100%

Investments may include gold and silver bullion and bullion-type coins; Swiss franc denominated deposits and bonds and other securities of the federal government of Switzerland of any maturity; stocks of U.S. and foreign companies whose assets consist primarily of real estate and natural resources such as oil and minerals; stock warrants and stocks of U.S. companies that are expected to have a higher price volatility than the stock market as a whole; U.S. Treasury securities; and short-term corporate bonds rated “A” or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), and having a remaining maturity of twenty-four months or less.

The Portfolio may invest in shares of companies of any market capitalization, including small- or mid-capitalization companies; however, at least 60% of its investment in aggressive growth stocks will ordinarily be in securities listed on the New York Stock Exchange. The Portfolio may own investments issued by foreign banks and governments and may own stock in foreign companies or investments held outside the United States, including emerging markets.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. Even if the Portfolio does achieve its investment objective over the long term, it is subject to the risk of suffering substantial short-term losses from time to time, because investment prices generally respond to changes in the pattern of inflation with lags and delays that are impossible to foresee. The principal risks of investing in the Portfolio are:

  Risks of investments in gold and silver — gold and silver generate no interest or dividends, and the return from investments in gold and silver will be derived solely from the gains and losses realized by the Portfolio upon sale. Gold and silver may also be significantly affected by developments in the gold and silver mining industries and prices of gold and silver may fluctuate sharply over short periods of time. In addition, because the majority of the world’s supply of gold and silver is concentrated in a few countries, the Portfolio’s investments may be particularly susceptible to political, economic and environmental conditions and events in those countries. When holding bullion or bullion-type coins, the Portfolio may incur higher custody and other costs (including shipping and insurance) than those normally associated with ownership of securities. The responsibility of the Portfolio’s custodian or subcustodian for loss or damage to the Portfolio’s gold and silver holdings is not unlimited, and the value of the Portfolio’s shares will be adversely affected by loss or damage to the bullion for which the Portfolio cannot recover.
  Risks of investments in Swiss franc assets — the Swiss franc is subject to the risk that inflation will decrease in the United States, or rise in Switzerland. Swiss government bonds are subject to some risk of default, and their credit quality is not rated by some U.S. rating agencies. The Portfolio may also be significantly affected by other economic, monetary or political developments in Switzerland.
  Risks of investments in real estate and natural resource companies — any decline in the general level of prices of oil, minerals or real estate would be expected to have an adverse impact on these stocks. The prices of these stocks are particularly vulnerable to decline in the event of deflationary economic conditions. Investments in real estate and natural resource companies are also subject to both market risk and capitalization risk.
  Risks of investments in aggressive growth stocks — investments in aggressive growth stocks are subject to both market risk and capitalization risk. Market risk is the risk that prices of the securities held by the Portfolio will fluctuate sometimes rapidly and unexpectedly. These fluctuations may cause the price of a security to decline for short- or long-term periods and cause the security to be worth less than it was worth when purchased by the Portfolio. Aggressive growth stock investments are subject to greater market risk of price declines, especially during periods when the prices of U.S. stock market investments in general are declining, and certain unanticipated events, such as natural disasters, terrorism, war and other geopolitical events, can have a dramatic adverse effect on the securities held by the Portfolio. Capitalization risk is the risk that investments in the stocks of small- and mid-capitalization companies may be more volatile and less liquid than the stocks of larger companies. Small- and mid-capitalization stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-or mid-capitalization stocks are out of favor.
  Risks of investments in dollar assets — investments in debt securities are generally affected by changes in prevailing interest rates and the creditworthiness of the issuer. Prices of U.S. Treasury securities and short-term corporate bonds fall when prevailing interest rates rise and such declines tend to be greater among securities with longer maturities. If interest rates fall, it is possible that issuers of callable debt securities held by the Portfolio will call or prepay their securities before their maturity dates. In this event, the proceeds of the called securities would most likely be reinvested in securities bearing the new, lower interest rates, resulting in a possible decline in the Portfolio’s income and distributions to shareholders. Investments in short-term corporate bonds are also subject to credit risk. Credit risk is the risk that an issuer of debt securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments.
  Risks of investing in foreign and emerging markets — investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. The risks of investing in securities of foreign issuers can include differences in liquidity, trading and regulation, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, political and economic instability, foreign currency exchange controls and foreign taxation issues, the risk of expropriation of assets or nationalization of a company or industry by foreign governments, and currency risk (i.e., the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment). Investing in emerging (less developed) markets may involve higher levels of each of these risks.
  Security selection risk — securities selected for the Portfolio may perform differently than expected.
  Risks of in-kind redemptions — to avoid liability for corporate federal income tax, the Portfolio may require redeeming shareholders to accept readily tradable gold or silver bullion or coins from the Portfolio’s holdings in complete or partial payment of redemptions, if it can satisfy a federal tax law provision that permits it to do so without recognizing gain.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.
Performance	ppfofi357298_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes. The indexes have characteristics relevant to the Portfolio’s investment strategies. The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the  $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The indexes have characteristics relevant to the Portfolio’s investment strategies.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.permanentportfoliofunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-5142
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Permanent Portfolio Annual Total Returns Years Ended December 31
2001	rr_AnnualReturn2001	3.81%
2002	rr_AnnualReturn2002	14.36%
2003	rr_AnnualReturn2003	20.45%
2004	rr_AnnualReturn2004	12.05%
2005	rr_AnnualReturn2005	7.62%
2006	rr_AnnualReturn2006	13.82%
2007	rr_AnnualReturn2007	12.43%
2008	rr_AnnualReturn2008	(8.36%)
2009	rr_AnnualReturn2009	19.08%
2010	rr_AnnualReturn2010	19.31%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return through the calendar quarter ended March 31, 2011 was 3.80%.

Highest/lowest quarterly return during the period shown:

Highest 11.48% (calendar quarter ended September 30, 2009).

Lowest -6.86% (calendar quarter ended December 31, 2008).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.86%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Permanent Portfolio | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Permanent Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	19.31%
Past 5 Years	rr_AverageAnnualReturnYear05	10.75%
Past 10 Years	rr_AverageAnnualReturnYear10	11.12%
Permanent Portfolio | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Permanent Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	19.13%
Past 5 Years	rr_AverageAnnualReturnYear05	10.53%
Past 10 Years	rr_AverageAnnualReturnYear10	10.74%
Permanent Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Permanent Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Portfolio Shares
Past 1 Year	rr_AverageAnnualReturnYear01	12.67%
Past 5 Years	rr_AverageAnnualReturnYear05	9.28%
Past 10 Years	rr_AverageAnnualReturnYear10	9.73%
Permanent Portfolio | Citigroup 3-Month U.S. Treasury Bill Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Permanent Portfolio
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Indexes reflect no deductions for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	0.13%
Past 5 Years	rr_AverageAnnualReturnYear05	2.30%
Past 10 Years	rr_AverageAnnualReturnYear10	2.26%
Permanent Portfolio | Standard & Poor's 500 Composite Stock Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Permanent Portfolio
Label	rr_AverageAnnualReturnLabel	Standard & Poor’s 500 Composite Stock Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Indexes reflect no deductions for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Past 5 Years	rr_AverageAnnualReturnYear05	2.29%
Past 10 Years	rr_AverageAnnualReturnYear10	1.41%
Short-Term Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SHORT-TERM TREASURY PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Short-Term Treasury Portfolio seeks to earn high current income, consistent with safety and liquidity of principal.
Fees and Expenses of the Portfolio	ppfofi357298_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Maximum account start-up fee (one-time)	rr_MaximumAccountFee	35
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Management fees	rr_ManagementFeesOverAssets	1.19%
Other operating expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	1.23%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	0.50%	[2]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.73%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 1, 2012
Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	377
5 Years	rr_ExpenseExampleYear05	664
10 Years	rr_ExpenseExampleYear10	1,481
Portfolio Turnover	ppfofi357298_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio only invested in securities with maturities of one year or less, so portfolio turnover is not applicable.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuit of its investment objective, the Portfolio invests in debt obligations of the United States Treasury. At least 80% of its assets are invested in short-term U.S. Treasury bills and notes with maturities of less than thirteen months. The remainder may be invested in U.S. Treasury bonds having a remaining maturity of thirteen months or less. The Portfolio is not a money market fund and does not seek to maintain a stable price per share.

The Portfolio follows a dividend policy that permits (but does not assure that) its net asset value per share to rise by distributing its net investment income and net capital gains, if any, only once a year, thus enabling the Portfolio to retain a greater portion of its assets on which interest may continue to be earned.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. The principal risks of investing in the Portfolio are:

• Interest rate and related risks — changes in interest rates will affect the value of the Portfolio’s investments. Generally, prices of short-term U.S. Treasury securities fall when prevailing interest rates rise and rise when prevailing interest rates fall. The Portfolio’s yield will fluctuate as the short-term U.S. Treasury securities in the Portfolio’s portfolio mature and the proceeds are reinvested in securities with different interest rates. Due to a number of market influences, yields on short-term U.S. Treasury securities, as of the date of this Prospectus, are currently near historical lows.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.
Performance	ppfofi357298_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with a broad-based market index. The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the  $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with a broad-based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.permanentportfoliofunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-5142
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Short-Term Treasury Portfolio Annual Total Returns Years Ended December 31
2001	rr_AnnualReturn2001	2.94%
2002	rr_AnnualReturn2002	0.53%
2003	rr_AnnualReturn2003	0.03%
2004	rr_AnnualReturn2004	0.26%
2005	rr_AnnualReturn2005	3.12%
2006	rr_AnnualReturn2006	3.80%
2007	rr_AnnualReturn2007	3.82%
2008	rr_AnnualReturn2008	1.31%
2009	rr_AnnualReturn2009	(0.44%)
2010	rr_AnnualReturn2010	(0.53%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return through the calendar quarter ended March 31, 2011 was -.13%.

Highest/lowest quarterly return during the period shown:

Highest 1.39% (calendar quarter ended March 31, 2005).

Lowest -.16% (calendar quarter ended December 31, 2009).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.13%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2005
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.16%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	“Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Short-Term Treasury Portfolio | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Short-Term Treasury Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(0.53%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.57%
Past 10 Years	rr_AverageAnnualReturnYear10	1.46%
Short-Term Treasury Portfolio | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Short-Term Treasury Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(0.82%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.10%
Past 10 Years	rr_AverageAnnualReturnYear10	0.89%
Short-Term Treasury Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Short-Term Treasury Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Portfolio Shares
Past 1 Year	rr_AverageAnnualReturnYear01	(0.35%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.12%
Past 10 Years	rr_AverageAnnualReturnYear10	0.93%
Short-Term Treasury Portfolio | Citigroup 3-Month U.S. Treasury Bill Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month U.S. Treasury Bill Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	0.13%
Past 5 Years	rr_AverageAnnualReturnYear05	2.30%
Past 10 Years	rr_AverageAnnualReturnYear10	2.26%
Versatile Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VERSATILE BOND PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Versatile Bond Portfolio seeks to earn high current income, while limiting risk to principal.
Fees and Expenses of the Portfolio	ppfofi357298_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Maximum account start-up fee (one-time)	rr_MaximumAccountFee	35
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Management fees	rr_ManagementFeesOverAssets	1.19%
Other operating expenses	rr_OtherExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	1.21%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	0.38%	[3]
Total annual operating expenses after fee waiver	rr_NetExpensesOverAssets	0.83%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 1, 2012
Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	383
5 Years	rr_ExpenseExampleYear05	666
10 Years	rr_ExpenseExampleYear10	1,471
Portfolio Turnover	ppfofi357298_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 57.05% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.05%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of its investment objective, the Portfolio invests at least 80% of its assets in a diversified portfolio of short-term corporate bonds rated “A” or higher by Standard & Poor’s with a remaining maturity of twenty-four months or less. Unlike most short-term bond funds that pay out dividends periodically, the Portfolio follows a dividend policy that permits (but does not assure that) its net asset value per share to rise by reducing the frequency and amount of current dividend distributions, thus enabling the Portfolio to retain a greater portion of its assets on which interest may continue to be earned.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. The principal risks of investing in the Portfolio are:

• Interest rate and related risks — changes in interest rates will affect the value of the Portfolio’s investments. Generally, prices of short-term corporate bonds fall when prevailing interest rates rise and rise when prevailing interest rates fall. Prices of long-term debt securities generally fluctuate more than prices of short-term debt securities as interest rates change. If interest rates fall, it is possible that issuers of callable debt securities held by the Portfolio will call or prepay their securities before their maturity dates. In this event, the proceeds of the called securities would most likely be reinvested in securities bearing the new, lower interest rates, resulting in a possible decline in the Portfolio’s income and distributions to shareholders.

• Credit risk — the risk that an issuer of debt securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. This is broadly gauged by the credit ratings of the debt securities in which the Portfolio invests. However, credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value and are not absolute guarantees as to the payment of interest and repayment of principal.

• Security selection risk — securities selected for the Portfolio may perform differently than expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.
Performance	ppfofi357298_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes. The indexes have characteristics relevant to the Portfolio’s investment strategies. The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the  $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The indexes have characteristics relevant to the Portfolio’s investment strategies.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.permanentportfoliofunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-5142
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Versatile Bond Portfolio Annual Total Returns Years Ended December 31
2001	rr_AnnualReturn2001	6.55%
2002	rr_AnnualReturn2002	3.12%
2003	rr_AnnualReturn2003	0.97%
2004	rr_AnnualReturn2004	0.15%
2005	rr_AnnualReturn2005	1.77%
2006	rr_AnnualReturn2006	3.81%
2007	rr_AnnualReturn2007	4.38%
2008	rr_AnnualReturn2008	1.63%
2009	rr_AnnualReturn2009	4.07%
2010	rr_AnnualReturn2010	0.50%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return through the calendar quarter ended March 31, 2011 was .15%.

Highest/lowest quarterly return during the period shown:

Highest 2.60% (calendar quarter ended September 30, 2001).

Lowest -1.07% (calendar quarter ended June 30, 2004).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.07%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	“Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Versatile Bond Portfolio | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Versatile Bond Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	0.50%
Past 5 Years	rr_AverageAnnualReturnYear05	2.86%
Past 10 Years	rr_AverageAnnualReturnYear10	2.67%
Versatile Bond Portfolio | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Versatile Bond Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(0.37%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.08%
Past 10 Years	rr_AverageAnnualReturnYear10	1.74%
Versatile Bond Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Versatile Bond Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Portfolio Shares
Past 1 Year	rr_AverageAnnualReturnYear01	0.32%
Past 5 Years	rr_AverageAnnualReturnYear05	1.99%
Past 10 Years	rr_AverageAnnualReturnYear10	1.74%
Versatile Bond Portfolio | Citigroup AAA/AA 1-3 Years Corporate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Versatile Bond Portfolio
Label	rr_AverageAnnualReturnLabel	Citigroup AAA/AA 1-3 Years Corporate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Indexes reflect no deductions for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	3.20%
Past 5 Years	rr_AverageAnnualReturnYear05	4.58%
Past 10 Years	rr_AverageAnnualReturnYear10	4.62%
Versatile Bond Portfolio | Citigroup A 1-3 Years Corporate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Versatile Bond Portfolio
Label	rr_AverageAnnualReturnLabel	Citigroup A 1-3 Years Corporate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Indexes reflect no deductions for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	4.10%
Past 5 Years	rr_AverageAnnualReturnYear05	4.86%
Past 10 Years	rr_AverageAnnualReturnYear10	4.91%
Aggressive Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AGGRESSIVE GROWTH PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aggressive Growth Portfolio seeks to achieve high (greater than for the stock market as a whole), long-term appreciation in the value of its shares.
Fees and Expenses of the Portfolio	ppfofi357298_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Maximum account start-up fee (one-time)	rr_MaximumAccountFee	35
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Management fees	rr_ManagementFeesOverAssets	1.19%
Other operating expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	1.22%
Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	rr_ExpenseExampleYear01	160
3 Years	rr_ExpenseExampleYear03	423
5 Years	rr_ExpenseExampleYear05	706
10 Years	rr_ExpenseExampleYear10	1,513
Portfolio Turnover	ppfofi357298_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 15.51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.51%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of its investment objective, the Portfolio invests in stocks and stock warrants of U.S. companies selected by the Portfolio’s investment adviser for high profit potential. The Portfolio’s investment adviser seeks to select stocks that are expected to have higher price volatility than the stock market as a whole, including stocks of companies in technology industries, companies developing or exploiting new products or services and companies whose shares are valued primarily for potential growth in earnings, dividends or asset values. The Portfolio may invest in shares of companies of any market capitalization, including small- or mid-capitalization companies; however, at least 60% of its assets will ordinarily be invested in securities listed on the New York Stock Exchange.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. The principal risks of investing in the Portfolio are:

• Market risk — the risk that prices of the securities held by the Portfolio will fluctuate sometimes rapidly and unexpectedly. These fluctuations may cause the price of a security to decline for short- or long-term periods and cause the security to be worth less than it was worth when purchased by the Portfolio. Aggressive Growth stock investments are subject to greater market risk of price declines, especially during periods where the prices of U.S. stock market investments in general are declining, and certain unanticipated events, such as natural disasters, terrorism, war and other geopolitical events, can have a dramatic adverse effect on the securities held by the Portfolio.

• Capitalization risk — the risk that investments in the stocks of small- and mid-capitalization companies may be more volatile and less liquid than the stocks of larger companies. Small- and mid-capitalization stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small- or mid-capitalization stocks are out of favor.

• Investment style risk — growth stocks may not perform as well as value stocks or the stock market in general. The Portfolio’s focus on growth stocks increases the potential volatility of its share price.

• Security selection risk — securities selected for the Portfolio may perform differently than expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.
Performance	ppfofi357298_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes. The indexes have characteristics relevant to the Portfolio’s investment strategies. The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the  $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The indexes have characteristics relevant to the Portfolio’s investment strategies.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.permanentportfoliofunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-5142
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Aggressive Growth Portfolio Annual Total Returns Years Ended December 31
2001	rr_AnnualReturn2001	1.01%
2002	rr_AnnualReturn2002	(24.69%)
2003	rr_AnnualReturn2003	37.48%
2004	rr_AnnualReturn2004	13.32%
2005	rr_AnnualReturn2005	20.73%
2006	rr_AnnualReturn2006	9.10%
2007	rr_AnnualReturn2007	4.59%
2008	rr_AnnualReturn2008	(39.10%)
2009	rr_AnnualReturn2009	30.73%
2010	rr_AnnualReturn2010	17.71%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return through the calendar quarter ended March 31, 2011 was 8.04%.

Highest/lowest quarterly return during the period shown:

Highest 19.69% (calendar quarter ended December 31, 2001).

Lowest -21.40% (calendar quarter ended September 30, 2002).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.40%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	“Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Aggressive Growth Portfolio | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Aggressive Growth Portfolio
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	17.71%
Past 5 Years	rr_AverageAnnualReturnYear05	1.35%
Past 10 Years	rr_AverageAnnualReturnYear10	4.33%
Aggressive Growth Portfolio | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Aggressive Growth Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	17.26%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.69%)
Past 10 Years	rr_AverageAnnualReturnYear10	3.10%
Aggressive Growth Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Aggressive Growth Portfolio
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Portfolio Shares
Past 1 Year	rr_AverageAnnualReturnYear01	12.09%
Past 5 Years	rr_AverageAnnualReturnYear05	0.94%
Past 10 Years	rr_AverageAnnualReturnYear10	3.55%
Aggressive Growth Portfolio | Dow Jones Industrial Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Aggressive Growth Portfolio
Label	rr_AverageAnnualReturnLabel	Dow Jones Industrial Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Indexes reflect no deductions for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	14.06%
Past 5 Years	rr_AverageAnnualReturnYear05	4.31%
Past 10 Years	rr_AverageAnnualReturnYear10	3.15%
Aggressive Growth Portfolio | Standard & Poor's 500 Composite Stock Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Aggressive Growth Portfolio
Label	rr_AverageAnnualReturnLabel	Standard & Poor’s 500 Composite Stock Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Indexes reflect no deductions for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Past 5 Years	rr_AverageAnnualReturnYear05	2.29%
Past 10 Years	rr_AverageAnnualReturnYear10	1.41%

[1]	Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement, effective December 10, 2010 through June 1, 2012, the Portfolio's investment adviser has contractually agreed to waive a portion of its Management fee payable by the Portfolio so that the Management fee paid by the Portfolio does not exceed an annual rate of .6875% of the Portfolio's average daily net assets in excess of $6 billion up to $8 billion, .6600% of the Portfolio's average daily net assets in excess of $8 billion up to $10 billion, .6400% of the Portfolio's average daily net assets in excess of $10 billion up to $15 billion and .6200% of the Portfolio's average daily net assets in excess of $15 billion. The Agreement may be terminated or amended only with the approval of the Fund's Board of Directors.
[2]	Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement, effective December 10, 2010 through June 1, 2012, the Portfolio's investment adviser has contractually agreed to waive a portion of its Management fee payable by the Portfolio so that the Management fee paid by the Portfolio does not exceed an annual rate of .6875% of the Portfolio's average daily net assets. The Agreement may be terminated or amended only with the approval of the Fund's Board of Directors.
[3]	Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement, effective December 10, 2010 through June 1, 2012, the Portfolio's investment adviser has contractually agreed to waive a portion of its Management fee payable by the Portfolio so that the Management fee paid by the Portfolio does not exceed an annual rate of .8125% of the Portfolio's average daily net assets. The Agreement may be terminated or amended only with the approval of the Fund's Board of Directors.